Leases - Schedule of Maturities of Lease Liabilities (Details) - CNY (¥)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Maturities of Lease Liabilities [Abstract]
For the six months ending December 31, 2025	¥ 489,443
Year ending December 31, 2026	697,131
Total lease payments	1,186,574
Less: Imputed interest	(80,373)
Present value of lease liabilities	¥ 1,106,201	¥ 1,590,942